Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to determine fair value of stock options granted

	January 25,	June 29,	May 3,	October 11,	April 30,	May 9,	October 31,	April 30,
	2015	2015	2016	2017	2018	2018	2018	2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Fair value of underlying ordinary shares	4.91	9.66	16.98	30.29	41.33	38.14	26.74	16.65
Exercise Price	0.27	0.27	0.27 - 10.71	0.27 - 27.02	25.42	30.27	27.93	31.96
Expected Volatility per annum (“p.a.”)	43.00%	38.00%	42.00%	38.60%	45.47%	39.3%	43.90%	30.15%
Risk-Free Rate (p.a.)	1.81%	2.33%	1.81%	2.35%	2.96%	2.94%	3.15%	2.97%
Exercise Multiple	2.5	2.5	2.5	2.5	2.5	5.58-38.33	2.5	NIL
Dividend Yield (p.a.)	NIL	NIL	NIL	NIL	NIL	NIL	NIL	NIL
Time to Maturity (Years)	10	10	10	10	10	5	10	10

Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

				Intrinsic
				value of
	Number of	Exercise Price	Remaining	options
	Options	RMB	Contractual	RMB
Outstanding, as of January 1, 2021	52,198,603	0.27-31.96	4.07-8.33	19,538,815
Granted	—	—	—	—
Exercised	3,490,378	0.27	—	—
Forfeited/Cancelled	9,959,692	0.27-30.27	—	—
Outstanding, as of December 31, 2021	38,748,533	0.27-31.96	3.07-7.33	20,378,161
Vested and expected to vest as of December 31, 2021	38,748,533	0.27-31.96	3.07-7.33	20,378,161
Exercisable as of December 31, 2021	6,154,008	0.27-31.96	3.07-7.33	14,821,392

Schedule of allocated share-based compensation expense

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Origination and servicing	88,671,136	35,885,086	21,345,909	3,349,639
General and administrative	60,445,030	32,794,113	48,655,490	7,635,108
Sales and marketing	1,827,414	1,909,511	1,847,900	289,976

Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

		Weighted-Average Grant-Date
	Number of	Fair Value
	Restricted Shares	RMB
Outstanding, as of January 1, 2021	7,535,294	6.49
Granted	26,657,998	4.97
Vested	1,469,751	6.19
Forfeited	307,926	5.65
Outstanding, as of December 31, 2021	32,415,615	5.18

Schedule of allocated share-based compensation expense

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Origination and servicing	446,808	6,173,735	10,819,642	1,697,839
General and administrative	5,717,025	3,064,908	5,321,620	835,078
Sales and marketing	8,682	312,785	444,211	69,706